Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Antidilutive shares, outstanding options		763	797	788
Basic earnings per share
Net income (loss) attributable to the shareholders of the Company		R$ 52,114	R$ (66,160)	R$ (45,204)
Weighted average number of outstanding common shares		18,702	16,849	16,287
Basic earnings (losses) per common share	[1]	R$ 2.79	R$ (3.93)	R$ (2.78)
Diluted earnings per share
Net income (loss) attributable to the shareholders of the Company		R$ 52,114	R$ (66,160)	R$ (45,204)
Weighted average number of outstanding common shares (thousands)		19,465	16,849	16,287
Diluted earnings (losses) per common share	[1]	R$ 2.68	R$ (3.93)	R$ (2.78)

[1]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on September 2, 2020.